Stockholders' Equity: (Details 3) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted		2,000
Shares, Vested		(2,000)
Weighted Average Grant-Date Fair Value, Granted (in dollars per share)	$ 1.00
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-Vested		313,000	4,710,000
Shares, Granted		4,000	3,500,000
Shares, Vested		(10,000)	(275,000)
Shares, Forfeited		(102,000)	(110,000)
Shares, Non-Vested		205,000	313,000
Weighted Average Grant-Date Fair Value, Non-Vested (in dollars per share)		$ 22.44	$ 0.95
Weighted Average Grant-Date Fair Value, Granted (in dollars per share)		2.08	0.80
Weighted Average Grant-Date Fair Value, Vested (in dollars per share)		(8.61)	(0.44)
Weighted Average Grant-Date Fair Value, Forfeited (in dollars per share)		23.18	(1.21)
Weighted Average Grant-Date Fair Value, Non-Vested (in dollars per share)		$ 22.35	$ 22.44